Acquisition of Patents - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended
	May 31, 2014	Oct. 16, 2012	Oct. 31, 2012	May 31, 2014	May 31, 2013	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014
Business Acquisition [Line Items]
Asset purchase, cash paid	$ 3,500,000	$ 3,500,000	$ 3,500,000		$ 3,500,000
Intangible asset acquired						3,500,000		3,500,000
Accrued liabilities related to contingent payments						0		0
Amortization expense related to intangible patents				350,000	219,000
Estimated aggregate future amortization expense in year one	350,000			350,000		350,000		350,000
Estimated aggregate future amortization expense in year two	350,000			350,000		350,000		350,000
Estimated aggregate future amortization expense in year three	350,000			350,000		350,000		350,000
Estimated aggregate future amortization expense in year four	350,000			350,000		350,000		350,000
Estimated aggregate future amortization expense in year five	350,000			350,000		350,000		350,000
Estimated aggregate future amortization expense in year six						350,000		350,000
Estimated aggregate future amortization expense in year seven						350,000		350,000
Estimated aggregate future amortization expense in year eight						219,000		219,000
Estimated life				10 years
Patents
Business Acquisition [Line Items]
Asset purchase, cash paid		3,500,000
Remaining approximate life								8 years
Amortization expense related to intangible patents						$ 87,500	$ 87,500	$ 262,500	$ 262,500
Estimated life								10 years